INTANGIBLE ASSETS - Schedule of Amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Amortization – intangible assets	$ 7,216,789	$ 3,000,028
Cost of sales
Disclosure of detailed information about intangible assets [line items]
Amortization – intangible assets	5,121,049	1,548,636
Administrative expenses
Disclosure of detailed information about intangible assets [line items]
Amortization – intangible assets	$ 2,095,740	$ 1,451,392